Disocntinued Operation	12 Months Ended
Dec. 31, 2022
Disocntinued Operation [Abstract]
DISOCNTINUED OPERATION

NOTE 22 – DISOCNTINUED OPERATION:

During the first half of 2022, the Company operated six locations performing point-of-care tests in communities in Southern and Northern California. The volume of COVID-19 testing has decreased significantly since April 2022.  Given the decrease in COVID-19 cases, in the second half of fiscal year 2022 the Company took a strategic decision to discontinue its COVID-19 related business activities.

The consolidated statements of comprehensive loss included a net loss from discontinued operations in the amount of $11,108.

Below are the results of the discontinued segment’s activity for the years ended December 31, 2022 and 2021:

	December 31, 2022	December 31, 2021

Revenue	361	97
Cost of revenue	8,070	104
Gross loss	7,709	7
Selling, general and administrative expenses	3,134	294
Other expense	265	-
Loss for the year	11,108	301

Below are the cash flow amounts relating to the discontinued segment for the years ended December 31, 2022 and 2021:

	December 31, 2022	December 31, 2021
Loss for the year	11,108	301
Operating activities	989	60
Investment activities	(784)	(52)
Financing activities	(201)	(7)
Net cash provided by (used in) discontinued operations	4	1